Note 12 - Financial Instruments with Off-balance-sheet Risk - Financial Instruments Whose Contract Amounts Represents Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contract or notional amount	$ 705,587	$ 663,062
Unused Commitments to Extend Credit [Member]
Contract or notional amount	632,686	582,897
Standby Letters of Credit 1 [Member]
Contract or notional amount	$ 72,901	$ 80,165